Summary of detailed trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts receivable, net	$ 1,081	$ 1,884
Value added tax	71	383
Other receivables	109	90
Total	$ 1,261	$ 2,357